General and Administrative (Table) (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Depreciation	$ 15,776	$ 15,177
General and Administrative expenses	27,040	21,174
General and Administrative
Salaries	11,658	9,642
Depreciation	1,595	384
Office expenses	13,787	11,148
General and Administrative expenses	$ 27,040	$ 21,174